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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mohnish Pabrai
Address:   114 Pacifica
           Suite 240
           Irvine, CA 92618-3321

Form 13F File Number:  028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mohnish Pabrai
Title:   Individual
Phone:   (949) 275-5652

Signature, Place, and Date of Signing:


/s/ Mohnish Pabrai                Irvine, CA                   February 14, 2008
---------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

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                              FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14

Form I3F Information Table Value Total:     $404,209 (thousands)

List of Other Included Managers:            NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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FORM 13F INFORMATION TABLE


COLUMN 1                COLUMN 2     COLUMN 3      COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7            COLUMN 8
--------                --------     --------      --------   ------------------   ----------  --------    -------------------------
                        TITLE                      VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING    AUTHORITY
NAME OF ISSUER          OF CLASS     CUSIP         (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS    SOLE      SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ABX Holdings, Inc.        COM        00080S101     23,064    5,517,678  SH         Sole         None       5,517,678

Berkshire Hathaway        A          084670 10 8      142            1  SH         Sole         None               1

CompuCredit Corporation   COM        20478N 10 0    3,613      362,001  SH         Sole         None         362,001

Cryptologic Ltd.          COM        228906103     26,039    1,483,694  SH         Sole         None       1,483,694

Delta Financial Corp.     COM        247918105         45      900,002  SH         Sole         None         900,002

Fairfax Finl Hldngs
Ltd                       SUB VTG    303901 10 2   89,892      314,165  SH         Sole         None         314,165

Harvest Nat Res Inc.      COM        41754V 10 3   71,409    5,712,701  SH         Sole         None       5,712,701

MDC Holdings Inc.         COM        552676108      5,233      140,901  SH         Sole         None         140,901

Pinnacle Airlines Corp.   COM        723443107     49,485    3,244,902  SH         Sole         None       3,244,902

Pinnacle Airlines Corp.   COM        723443107         48       24,000  SH  Call   Sole         None          24,000

Sears Holdings
Corporation               COM        812350106     52,679      516,210  SH         Sole         None         516,210

Stamps.com Inc.           COM        852857200      6,116      502,168  SH         Sole         None         502,168

Ternium S.A.              COM        880890108     75,240    1,875,844  SH         Sole         None       1,875,844

Universal Stainless &
Alloy, Inc.               COM        913837 10 0    1,204       33,843  SH         Sole         None          33,843
